Accrued liabilities and provisions - Additional information (Details) $ in Millions, $ in Millions					12 Months Ended
	Jun. 28, 2019 USD ($)	Mar. 16, 2018 USD ($)	May 25, 2016 USD ($)	Mar. 08, 2016 USD ($)	Dec. 31, 2019 COP ($)	Jun. 28, 2019 COP ($)	Dec. 31, 2018	Mar. 16, 2018 COP ($)	Apr. 28, 2017 USD ($)	Apr. 28, 2017 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Mandatory investments, natural resources					1.00%
Frontera Energy [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Threshold notice period of continuous calendar days for termination of agreement					180 days
Income that cannot be recognized					$ 163,852
Amount owed by counterparty					$ 334,582
Refinera de Cartagena SA [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, claims made, value				$ 2,000
Legal proceedings in process, damages sought, value			$ 106
Contingent asset claim		$ 129						$ 432,303
Contingent asset claim invoices provisionally paid	$ 137	$ 139
Legal proceedings in process, claims made, value updated including interest	$ 137					$ 503,241
Contingent asset non detailed counterclaim									$ 116	$ 387,558
Exploration and Production [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections					3.01%		3.54%
Transportation and logistics [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections					2.61%		3.69%
Refining and petrochemicals [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections					3.94%		3.84%